Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document and Entity Information
Document Type	F-1
Entity Registrant Name	Medirom Healthcare Technologies Inc.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819704
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false